UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 125,572	$ 172,079	$ 259,409	$ 324,093
Time charter, voyage and logistics business expenses	(65,632)	(73,215)	(135,640)	(134,932)
Direct vessel expenses	(26,444)	(33,042)	(54,139)	(59,050)
General and administrative expenses	(9,873)	(12,473)	(18,835)	(25,026)
Depreciation and amortization	(24,233)	(25,872)	(48,556)	(51,706)
Interest income/(expense) and finance cost, net	(27,372)	(25,306)	(52,730)	(50,546)
Loss on derivatives	(87)	(76)	(260)	(202)
Gain on sale of assets	18	323	18	323
Other income/(expense), net	9,865	(2,854)	6,734	(4,221)
Loss before equity in net earnings of affiliated companies	(18,186)	(436)	(43,999)	(1,267)
Equity in net earnings of affiliated companies	4,127	8,058	18,250	16,633
(Loss)/income before taxes	(14,059)	7,622	(25,749)	15,366
Income tax (expense)/benefit	(128)	(1,449)	3,572	(595)
Net (loss)/income	(14,187)	6,173	(22,177)	14,771
Less: Net income attributable to the noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Net (loss)/income attributable to Navios Holdings common stockholders	(15,881)	5,285	(26,036)	14,744
(Loss)/income attributable to Navios Holdings common stockholders, basic	(16,304)	4,862	(26,877)	13,894
(Loss)/income attributable to Navios Holdings common stockholders, diluted	(16,304)	5,285	(26,877)	14,744
Basic (loss)/earnings per share attributable to Navios Holdings common stockholders	$ (0.16)	$ 0.05	$ (0.26)	$ 0.14
Weighted average number of shares, basic	101,783,378	101,205,545	101,771,451	101,198,855
Diluted (loss)/earnings per share attributable to Navios Holdings common stockholders	$ (0.16)	$ 0.05	$ (0.26)	$ 0.13
Weighted average number of shares, diluted	101,783,378	110,993,160	101,771,451	111,014,906
Other Comprehensive loss
Unrealized holding loss on investments in available for sale securities	(1,035)	(333)	(800)	(422)
Reclassification to investments in affiliates	0	0	0	(6,158)
Total other comprehensive loss	(1,035)	(333)	(800)	(6,580)
Total comprehensive (loss)/income	(15,222)	5,840	(22,977)	8,191
Comprehensive income attributable to noncontrolling interest	(1,694)	(888)	(3,859)	(27)
Total comprehensive (loss)/income attributable to Navios Holdings common stockholders	$ (16,916)	$ 4,952	$ (26,836)	$ 8,164